DEPOSITS - Maturities of interest-bearing time deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Banking and Thrift [Abstract]
2013	$ 192,656
2014	15,824
2015	16,734
2016	14,666
2017	8,135
Thereafter	186
Total	$ 248,201